Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	36 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000059523
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Corporate/Government Bond Fund
Average Annual Return, Percent	(4.06%)	(0.40%)		(0.63%)	1.16%
C000059524
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Corporate/Government Bond Fund
C000059525
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Corporate/Government Bond Fund
C000087895
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Dynamic Macro Fund
Average Annual Return, Percent	(1.99%)	0.38%		4.14%	3.54%
C000087896
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Dynamic Macro Fund
C000087897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Dynamic Macro Fund
C000059526
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Emerging Markets Stock Fund
Average Annual Return, Percent	15.05%	45.44%		2.87%	7.21%
C000059527
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Emerging Markets Stock Fund
C000059528
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Emerging Markets Stock Fund
C000131123
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Floating Rate Bond Fund
Average Annual Return, Percent	(3.03%)	1.46%		4.26%	3.56%
C000131124
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Floating Rate Bond Fund
C000131125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Floating Rate Bond Fund
C000107185
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Focused Large Cap Growth Fund
Average Annual Return, Percent	(19.97%)	(1.83%)		3.02%	13.02%
C000107186
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Focused Large Cap Growth Fund
C000107187
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Focused Large Cap Growth Fund
C000059529
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham High Yield Bond Fund
Average Annual Return, Percent	(2.67%)	3.56%		3.04%	4.68%
C000059530
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham High Yield Bond Fund
C000059531
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham High Yield Bond Fund
C000131120
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham International Opportunity Bond Fund
Average Annual Return, Percent	(3.22%)	1.78%		0.81%	0.50%
C000131121
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham International Opportunity Bond Fund
C000131122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham International Opportunity Bond Fund
C000059532
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham International Stock Fund
Average Annual Return, Percent	14.57%	44.25%		12.64%	11.87%
C000059533
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham International Stock Fund
C000059534
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham International Stock Fund
C000059511
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Large Cap Value Fund
Average Annual Return, Percent	5.41%	23.07%		8.90%	10.14%
C000059512
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Large Cap Value Fund
C000059513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Large Cap Value Fund
C000059520
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Long/Short Credit Fund
Average Annual Return, Percent	(4.54%)	(2.47%)		0.68%	3.87%
C000059521
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Long/Short Credit Fund
C000059522
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Long/Short Credit Fund
C000066378
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Monthly Distribution Fund
Average Annual Return, Percent	(2.59%)	1.42%		2.13%	2.57%
C000066379
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Monthly Distribution Fund
C000066380
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Monthly Distribution Fund
C000059508
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Real Estate Stock Fund
Average Annual Return, Percent	4.79%	7.60%		(5.89%)	2.05%
C000059509
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Real Estate Stock Fund
C000059510
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Real Estate Stock Fund
C000059514
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Small Cap Growth Fund
Average Annual Return, Percent	8.52%	38.29%		1.34%	13.02%
C000059515
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Small Cap Growth Fund
C000059516
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Small Cap Growth Fund
C000059517
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Small Cap Value Fund
Average Annual Return, Percent	13.27%	37.26%		6.81%	9.21%
C000059518
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Small Cap Value Fund
C000059519
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham Small Cap Value Fund
C000241914
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham U.S. Enhanced Market Fund
Average Annual Return, Percent	(1.09%)	24.15%	18.25%
C000241912
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham U.S. Enhanced Market Fund
C000241913
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham U.S. Enhanced Market Fund
Without Sales Load [Member] | C000059523
Average Annual Return [Line Items]
Average Annual Return, Percent	0.48%	4.31%		0.29%	1.63%
Without Sales Load [Member] | C000059524
Average Annual Return [Line Items]
Average Annual Return, Percent	0.23%	3.74%		(0.21%)	1.11%
Without Sales Load [Member] | C000059525
Average Annual Return [Line Items]
Average Annual Return, Percent	0.61%	4.57%		0.55%	1.88%
Without Sales Load [Member] | C000087895
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%	6.54%		5.38%	4.16%
Without Sales Load [Member] | C000087896
Average Annual Return [Line Items]
Average Annual Return, Percent	3.63%	5.78%		4.58%	3.38%
Without Sales Load [Member] | C000087897
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%	6.80%		5.65%	4.43%
Without Sales Load [Member] | C000059526
Average Annual Return [Line Items]
Average Annual Return, Percent	22.05%	54.32%		4.10%	7.85%
Without Sales Load [Member] | C000059527
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%	53.17%		3.31%	7.04%
Without Sales Load [Member] | C000059528
Average Annual Return [Line Items]
Average Annual Return, Percent	22.26%	54.74%		4.35%	8.12%
Without Sales Load [Member] | C000131123
Average Annual Return [Line Items]
Average Annual Return, Percent	1.51%	6.26%		5.22%	4.04%
Without Sales Load [Member] | C000131124
Average Annual Return [Line Items]
Average Annual Return, Percent	1.14%	5.72%		4.70%	3.53%
Without Sales Load [Member] | C000131125
Average Annual Return [Line Items]
Average Annual Return, Percent	1.64%	6.52%		5.48%	4.30%
Without Sales Load [Member] | C000107185
Average Annual Return [Line Items]
Average Annual Return, Percent	(15.09%)	4.14%		4.24%	13.69%
Without Sales Load [Member] | C000107186
Average Annual Return [Line Items]
Average Annual Return, Percent	(15.41%)	3.36%		3.46%	12.85%
Without Sales Load [Member] | C000107187
Average Annual Return [Line Items]
Average Annual Return, Percent	(15.00%)	4.40%		4.50%	13.98%
Without Sales Load [Member] | C000059529
Average Annual Return [Line Items]
Average Annual Return, Percent	1.96%	8.40%		4.01%	5.16%
Without Sales Load [Member] | C000059530
Average Annual Return [Line Items]
Average Annual Return, Percent	1.75%	7.92%		3.50%	4.65%
Without Sales Load [Member] | C000059531
Average Annual Return [Line Items]
Average Annual Return, Percent	2.11%	8.66%		4.29%	5.43%
Without Sales Load [Member] | C000131120
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	6.56%		1.73%	0.97%
Without Sales Load [Member] | C000131121
Average Annual Return [Line Items]
Average Annual Return, Percent	0.97%	5.98%		1.21%	0.44%
Without Sales Load [Member] | C000131122
Average Annual Return [Line Items]
Average Annual Return, Percent	1.29%	6.74%		1.97%	1.20%
Without Sales Load [Member] | C000059532
Average Annual Return [Line Items]
Average Annual Return, Percent	21.56%	53.03%		13.98%	12.53%
Without Sales Load [Member] | C000059533
Average Annual Return [Line Items]
Average Annual Return, Percent	21.12%	51.88%		13.12%	11.68%
Without Sales Load [Member] | C000059534
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%	53.35%		14.25%	12.80%
Without Sales Load [Member] | C000059511
Average Annual Return [Line Items]
Average Annual Return, Percent	11.83%	30.56%		10.20%	10.79%
Without Sales Load [Member] | C000059512
Average Annual Return [Line Items]
Average Annual Return, Percent	11.46%	29.59%		9.38%	9.96%
Without Sales Load [Member] | C000059513
Average Annual Return [Line Items]
Average Annual Return, Percent	12.01%	30.88%		10.47%	11.07%
Without Sales Load [Member] | C000059520
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%	3.43%		1.88%	4.49%
Without Sales Load [Member] | C000059521
Average Annual Return [Line Items]
Average Annual Return, Percent	0.69%	2.62%		1.10%	3.70%
Without Sales Load [Member] | C000059522
Average Annual Return [Line Items]
Average Annual Return, Percent	1.24%	3.56%		2.13%	4.74%
Without Sales Load [Member] | C000066378
Average Annual Return [Line Items]
Average Annual Return, Percent	3.36%	7.62%		3.34%	3.18%
Without Sales Load [Member] | C000066379
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%	6.79%		2.57%	2.41%
Without Sales Load [Member] | C000066380
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%	7.88%		3.61%	3.44%
Without Sales Load [Member] | C000059508
Average Annual Return [Line Items]
Average Annual Return, Percent	11.14%	14.14%		(4.77%)	2.66%
Without Sales Load [Member] | C000059509
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%	13.34%		(5.47%)	1.89%
Without Sales Load [Member] | C000059510
Average Annual Return [Line Items]
Average Annual Return, Percent	11.27%	14.46%		(4.54%)	2.91%
Without Sales Load [Member] | C000059514
Average Annual Return [Line Items]
Average Annual Return, Percent	15.14%	46.71%		2.54%	13.69%
Without Sales Load [Member] | C000059515
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%	45.66%		1.78%	12.84%
Without Sales Load [Member] | C000059516
Average Annual Return [Line Items]
Average Annual Return, Percent	15.26%	47.05%		2.81%	13.98%
Without Sales Load [Member] | C000059517
Average Annual Return [Line Items]
Average Annual Return, Percent	20.15%	45.62%		8.08%	9.86%
Without Sales Load [Member] | C000059518
Average Annual Return [Line Items]
Average Annual Return, Percent	19.78%	44.55%		7.29%	9.04%
Without Sales Load [Member] | C000059519
Average Annual Return [Line Items]
Average Annual Return, Percent	20.36%	46.05%		8.36%	10.13%
Without Sales Load [Member] | C000241914
Average Annual Return [Line Items]
Average Annual Return, Percent	3.54%	29.97%	20.08%
Without Sales Load [Member] | C000241912
Average Annual Return [Line Items]
Average Annual Return, Percent	3.21%	28.95%	19.18%
Without Sales Load [Member] | C000241913
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%	30.27%	20.38%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.54%	4.06%		0.18%	1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.54%	4.06%		0.18%	1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.54%	4.06%		0.18%	1.67%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	7.75%	31.00%		10.68%	12.25%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	7.75%	31.00%		10.68%	12.25%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent	7.57%	24.12%		7.26%	9.75%
Morningstar Diversified Emerging Markets Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Diversified Emerging Markets Category
Average Annual Return, Percent	16.82%	46.09%		6.04%	8.68%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	15.13%	46.68%		6.05%	9.23%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	12.11%	32.20%		8.38%	9.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.54%	4.06%		0.18%	1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.54%	4.06%		0.18%	1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.54%	4.06%		0.18%	1.67%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.54%	4.06%		0.18%	1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.54%	4.06%		0.18%	1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.54%	4.06%		0.18%	1.67%
Bloomberg Global Aggregate ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD
Average Annual Return, Percent	0.75%	1.24%		(2.80%)	(0.41%)
Bloomberg Global Aggregate ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD
Average Annual Return, Percent	0.75%	1.24%		(2.80%)	(0.41%)
Bloomberg Global Aggregate ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD
Average Annual Return, Percent	0.75%	1.24%		(2.80%)	(0.41%)
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	12.11%	32.20%		8.38%	9.10%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	12.11%	32.20%		8.38%	9.10%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	12.11%	32.20%		8.38%	9.10%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	14.13%	29.25%		10.29%	11.22%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.54%	4.06%		0.18%	1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.54%	4.06%		0.18%	1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.54%	4.06%		0.18%	1.67%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	18.54%	46.34%		7.33%	10.39%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%	21.70%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%	21.70%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%	21.70%
Morningstar Intermediate Core Plus Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Intermediate Core Plus Bond Category
Average Annual Return, Percent	0.69%	4.69%		0.50%	2.13%
Morningstar Intermediate Core Plus Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Intermediate Core Plus Bond Category
Average Annual Return, Percent	0.69%	4.69%		0.50%	2.13%
Morningstar Intermediate Core Plus Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Intermediate Core Plus Bond Category
Average Annual Return, Percent	0.69%	4.69%		0.50%	2.13%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent	7.57%	24.12%		7.26%	9.75%
Morningstar Tactical Allocation Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Tactical Allocation Category
Average Annual Return, Percent	6.41%	21.54%		5.13%	6.35%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent	7.57%	24.12%		7.26%	9.75%
Morningstar Tactical Allocation Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Tactical Allocation Category
Average Annual Return, Percent	6.41%	21.54%		5.13%	6.35%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	7.75%	31.00%		10.68%	12.25%
Morningstar Tactical Allocation Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Tactical Allocation Category
Average Annual Return, Percent	6.41%	21.54%		5.13%	6.35%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	15.13%	46.68%		6.05%	9.23%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	12.11%	32.20%		8.38%	9.10%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	12.11%	32.20%		8.38%	9.10%
Morningstar Diversified Emerging Markets Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Diversified Emerging Markets Category
Average Annual Return, Percent	16.82%	46.09%		6.04%	8.68%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	15.13%	46.68%		6.05%	9.23%
Morningstar Diversified Emerging Markets Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Diversified Emerging Markets Category
Average Annual Return, Percent	16.82%	46.09%		6.04%	8.68%
Morningstar LSTA US Leveraged Loan 100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan 100 Index
Average Annual Return, Percent	1.75%	6.65%		6.09%	5.35%
Morningstar Bank Loan Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Bank Loan Category
Average Annual Return, Percent	1.61%	5.93%		5.07%	4.47%
Morningstar LSTA US Leveraged Loan 100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan 100 Index
Average Annual Return, Percent	1.75%	6.65%		6.09%	5.35%
Morningstar Bank Loan Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Bank Loan Category
Average Annual Return, Percent	1.61%	5.93%		5.07%	4.47%
Morningstar LSTA US Leveraged Loan 100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan 100 Index
Average Annual Return, Percent	1.75%	6.65%		6.09%	5.35%
Morningstar Bank Loan Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Bank Loan Category
Average Annual Return, Percent	1.61%	5.93%		5.07%	4.47%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(1.45%)	30.63%		13.86%	18.28%
Morningstar US Large-Mid Cap Broad Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large-Mid Cap Broad Growth Index
Average Annual Return, Percent	2.74%	33.40%		12.85%	17.29%
Morningstar Large Cap Growth Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Cap Growth Category
Average Annual Return, Percent	0.47%	27.92%		9.95%	15.17%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(1.45%)	30.63%		13.86%	18.28%
Morningstar US Large-Mid Cap Broad Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large-Mid Cap Broad Growth Index
Average Annual Return, Percent	2.74%	33.40%		12.85%	17.29%
Morningstar Large Cap Growth Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Cap Growth Category
Average Annual Return, Percent	0.47%	27.92%		9.95%	15.17%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(1.45%)	30.63%		13.86%	18.28%
Morningstar US Large-Mid Cap Broad Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large-Mid Cap Broad Growth Index
Average Annual Return, Percent	2.74%	33.40%		12.85%	17.29%
Morningstar Large Cap Growth Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Cap Growth Category
Average Annual Return, Percent	0.47%	27.92%		9.95%	15.17%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent	2.37%	8.83%		4.38%	5.83%
Morningstar High-Yield Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar High-Yield Bond Category
Average Annual Return, Percent	2.22%	8.37%		3.83%	4.93%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent	2.37%	8.83%		4.38%	5.83%
Morningstar High-Yield Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar High-Yield Bond Category
Average Annual Return, Percent	2.22%	8.37%		3.83%	4.93%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent	2.37%	8.83%		4.38%	5.83%
Morningstar High-Yield Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar High-Yield Bond Category
Average Annual Return, Percent	2.22%	8.37%		3.83%	4.93%
Morningstar Global Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Bond Category
Average Annual Return, Percent	0.96%	4.23%		(0.41%)	1.34%
Bloomberg Global Aggregate ex USD Hedged Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD Hedged Index
Average Annual Return, Percent	(0.19%)	1.67%		1.24%	2.25%
Morningstar Global Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Bond Category
Average Annual Return, Percent	0.96%	4.23%		(0.41%)	1.34%
Bloomberg Global Aggregate ex USD Hedged Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD Hedged Index
Average Annual Return, Percent	(0.19%)	1.67%		1.24%	2.25%
Morningstar Global Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Bond Category
Average Annual Return, Percent	0.96%	4.23%		(0.41%)	1.34%
Bloomberg Global Aggregate ex USD Hedged Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD Hedged Index
Average Annual Return, Percent	(0.19%)	1.67%		1.24%	2.25%
Morningstar Foreign Large Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Value Category
Average Annual Return, Percent	15.47%	33.07%		11.30%	8.99%
Morningstar Foreign Large Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Value Category
Average Annual Return, Percent	15.47%	33.07%		11.30%	8.99%
Morningstar Foreign Large Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Value Category
Average Annual Return, Percent	15.47%	33.07%		11.30%	8.99%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	14.13%	29.25%		10.29%	11.22%
Morningstar US Large-Mid Cap Broad Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large-Mid Cap Broad Value Index
Average Annual Return, Percent	9.11%	28.13%		11.68%	12.64%
Morningstar Large Cap Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Cap Value Category
Average Annual Return, Percent	11.38%	26.00%		10.14%	11.02%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	14.13%	29.25%		10.29%	11.22%
Morningstar US Large-Mid Cap Broad Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large-Mid Cap Broad Value Index
Average Annual Return, Percent	9.11%	28.13%		11.68%	12.64%
Morningstar Large Cap Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Cap Value Category
Average Annual Return, Percent	11.38%	26.00%		10.14%	11.02%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
Morningstar US Large-Mid Cap Broad Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large-Mid Cap Broad Value Index
Average Annual Return, Percent	9.11%	28.13%		11.68%	12.64%
Morningstar Large Cap Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Cap Value Category
Average Annual Return, Percent	11.38%	26.00%		10.14%	11.02%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Average Annual Return, Percent	3.24%	6.98%		6.42%	5.30%
Morningstar Nontraditional Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Nontraditional Bond Category
Average Annual Return, Percent	1.19%	5.37%		2.49%	2.98%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Average Annual Return, Percent	3.24%	6.98%		6.42%	5.30%
Morningstar Nontraditional Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Nontraditional Bond Category
Average Annual Return, Percent	1.19%	5.37%		2.49%	2.98%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Average Annual Return, Percent	3.24%	6.98%		6.42%	5.30%
Morningstar Nontraditional Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Nontraditional Bond Category
Average Annual Return, Percent	1.19%	5.37%		2.49%	2.98%
S&P Merger Arbitrage Total Return Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Merger Arbitrage Total Return Local Currency Index
Average Annual Return, Percent	4.54%	12.64%		5.23%	4.32%
Morningstar Event Driven Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Event Driven Category
Average Annual Return, Percent	3.10%	9.17%		3.69%	4.61%
S&P Merger Arbitrage Total Return Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Merger Arbitrage Total Return Local Currency Index
Average Annual Return, Percent	4.54%	12.64%		5.23%	4.32%
Morningstar Event Driven Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Event Driven Category
Average Annual Return, Percent	3.10%	9.17%		3.69%	4.61%
S&P Merger Arbitrage Total Return Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Merger Arbitrage Total Return Local Currency Index
Average Annual Return, Percent	4.54%	12.64%		5.23%	4.32%
Morningstar Event Driven Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Event Driven Category
Average Annual Return, Percent	3.10%	9.17%		3.69%	4.61%
Dow Jones US Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones US Real Estate Index
Average Annual Return, Percent	10.15%	12.58%		3.76%	6.49%
Morningstar Global Real Estate Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Real Estate Category
Average Annual Return, Percent	9.20%	16.27%		1.78%	3.91%
Dow Jones Global Select REIT Total Return Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Global Select REIT Total Return Net Index
Average Annual Return, Percent	11.10%	16.93%		2.95%	3.51%
Dow Jones US Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones US Real Estate Index
Average Annual Return, Percent	10.15%	12.58%		3.76%	6.49%
Morningstar Global Real Estate Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Real Estate Category
Average Annual Return, Percent	9.20%	16.27%		1.78%	3.91%
Dow Jones Global Select REIT Total Return Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Global Select REIT Total Return Net Index
Average Annual Return, Percent	11.10%	16.93%		2.95%	3.51%
Dow Jones US Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones US Real Estate Index
Average Annual Return, Percent	10.15%	12.58%		3.76%	6.49%
Morningstar Global Real Estate Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Real Estate Category
Average Annual Return, Percent	9.20%	16.27%		1.78%	3.91%
Dow Jones Global Select REIT Total Return Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Global Select REIT Total Return Net Index
Average Annual Return, Percent	11.10%	16.93%		2.95%	3.51%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	9.29%	42.64%		4.00%	11.19%
Morningstar US Small Cap Broad Growth Extended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap Broad Growth Extended Index
Average Annual Return, Percent	9.60%	36.25%		4.01%	11.00%
Morningstar Small Cap Growth Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Cap Growth Category
Average Annual Return, Percent	9.15%	32.71%		2.49%	11.13%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	9.29%	42.64%		4.00%	11.19%
Morningstar US Small Cap Broad Growth Extended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap Broad Growth Extended Index
Average Annual Return, Percent	9.60%	36.25%		4.01%	11.00%
Morningstar Small Cap Growth Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Cap Growth Category
Average Annual Return, Percent	9.15%	32.71%		2.49%	11.13%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	9.29%	42.64%		4.00%	11.19%
Morningstar US Small Cap Broad Growth Extended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap Broad Growth Extended Index
Average Annual Return, Percent	9.60%	36.25%		4.01%	11.00%
Morningstar Small Cap Growth Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Cap Growth Category
Average Annual Return, Percent	9.15%	32.71%		2.49%	11.13%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	18.54%	46.34%		7.33%	10.39%
Morningstar US Small Cap Broad Value Extended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap Broad Value Extended Index
Average Annual Return, Percent	13.48%	34.03%		7.25%	9.85%
Morningstar Small Cap Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Cap Value Category
Average Annual Return, Percent	16.85%	35.98%		7.56%	9.73%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	18.54%	46.34%		7.33%	10.39%
Morningstar US Small Cap Broad Value Extended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap Broad Value Extended Index
Average Annual Return, Percent	13.48%	34.03%		7.25%	9.85%
Morningstar Small Cap Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Cap Value Category
Average Annual Return, Percent	16.85%	35.98%		7.56%	9.73%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%		13.14%	15.26%
Morningstar US Small Cap Broad Value Extended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap Broad Value Extended Index
Average Annual Return, Percent	13.48%	34.03%		7.25%	9.85%
Morningstar Small Cap Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Cap Value Category
Average Annual Return, Percent	16.85%	35.98%		7.56%	9.73%
Morningstar Global Moderately Conservative Allocation Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Moderately Conservative Allocation Category
Average Annual Return, Percent	5.14%	15.49%	9.94%
Morningstar Global Moderately Conservative Allocation Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Moderately Conservative Allocation Category
Average Annual Return, Percent	5.14%	15.49%	9.94%
Morningstar Global Moderately Conservative Allocation Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Moderately Conservative Allocation Category
Average Annual Return, Percent	5.14%	15.49%	9.94%